Loans and Allowance for Loan Losses - Age Analysis of Past Due Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	$ 14,226	$ 13,783
Current	1,682,199	1,457,331
Total Loans	1,696,425	1,471,114
Recorded Investment Greater Than 90 Days and Accruing	1,807	1,978
Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	6,052	5,882
Current	370,820	343,749
Total Loans	376,872	349,631
Recorded Investment Greater Than 90 Days and Accruing	1,434	1,371
Multifamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
Current	79,908	49,564
Total Loans	79,908	49,564
Recorded Investment Greater Than 90 Days and Accruing	0	0
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	3,551	4,465
Current	701,256	621,158
Total Loans	704,807	625,623
Recorded Investment Greater Than 90 Days and Accruing	80	0
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	1,947	1,188
Current	337,633	274,131
Total Loans	339,580	275,319
Recorded Investment Greater Than 90 Days and Accruing	22	0
Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	1,629	995
Current	35,890	31,119
Total Loans	37,519	32,114
Recorded Investment Greater Than 90 Days and Accruing	100	311
Second mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	188	91
Current	8,978	7,460
Total Loans	9,166	7,551
Recorded Investment Greater Than 90 Days and Accruing	11	4
Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	205	569
Current	55,800	45,937
Total Loans	56,005	46,506
Recorded Investment Greater Than 90 Days and Accruing	17	197
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	41	41
Current	37,636	30,496
Total Loans	37,677	30,537
Recorded Investment Greater Than 90 Days and Accruing	0	39
Agricultural, Installment and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	613	552
Current	54,278	53,717
Total Loans	54,891	54,269
Recorded Investment Greater Than 90 Days and Accruing	143	56
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	5,919	5,244
30-59 Days Past Due [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	3,311	3,272
30-59 Days Past Due [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
30-59 Days Past Due [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	41	172
30-59 Days Past Due [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	1,872	958
30-59 Days Past Due [Member] | Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	56	88
30-59 Days Past Due [Member] | Second mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	177	87
30-59 Days Past Due [Member] | Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	40	283
30-59 Days Past Due [Member] | Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	37	2
30-59 Days Past Due [Member] | Agricultural, Installment and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	385	382
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	2,935	1,652
60-89 Days Past Due [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	1,307	1,198
60-89 Days Past Due [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
60-89 Days Past Due [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	175	0
60-89 Days Past Due [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	53	230
60-89 Days Past Due [Member] | Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	1,163	21
60-89 Days Past Due [Member] | Second mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
60-89 Days Past Due [Member] | Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	148	89
60-89 Days Past Due [Member] | Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	4	0
60-89 Days Past Due [Member] | Agricultural, Installment and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	85	114
Nonaccrual and Greater than 90 Days [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	5,372	6,887
Nonaccrual and Greater than 90 Days [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	1,434	1,412
Nonaccrual and Greater than 90 Days [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
Nonaccrual and Greater than 90 Days [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	3,335	4,293
Nonaccrual and Greater than 90 Days [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	22	0
Nonaccrual and Greater than 90 Days [Member] | Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	410	886
Nonaccrual and Greater than 90 Days [Member] | Second mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	11	4
Nonaccrual and Greater than 90 Days [Member] | Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	17	197
Nonaccrual and Greater than 90 Days [Member] | Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	39
Nonaccrual and Greater than 90 Days [Member] | Agricultural, Installment and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	$ 143	$ 56